Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tema ETF Trust
Entity Central Index Key	0001944285
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Tema American Reshoring ETF
Shareholder Report [Line Items]
Fund Name	Tema American Reshoring ETF
Class Name	Tema American Reshoring ETF
Trading Symbol	RSHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema American Reshoring ETF for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/rsho. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/rsho
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema American Reshoring ETF	$41	0.75%
[1]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/rsho for more recent performance information.
Net Assets	$ 166,603,558
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 604,650
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$166,603,558
Number of Holdings	28
Net Advisory Fee	$604,650
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Cognex Corp.	6.7%
Rockwell Automation, Inc.	5.9%
Applied Industrial Technologies, Inc.	5.8%
Caterpillar, Inc.	5.2%
Fastenal Co.	5.2%
Timken Co.	5.0%
API Group Corp.	4.8%
SPX Technologies, Inc.	4.6%
Parker-Hannifin Corp.	4.6%
CRH PLC	4.3%

Top Sectors*	(% of net assets)
Industrials	71.4%
Materials	13.3%
Information Technology	9.1%
Health Care	4.3%
Consumer Discretionary	1.5%
Cash & Other	0.4%
[2]
Updated Prospectus Web Address	https://temaetfs.com/rsho
Tema Durable Quality ETF
Shareholder Report [Line Items]
Fund Name	Tema Durable Quality ETF
Class Name	Tema Durable Quality ETF
Trading Symbol	TOLL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Durable Quality ETF for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/toll. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/toll
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Durable Quality ETF	$28	0.55%
[3]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Material Change Date	Jun. 27, 2025
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/toll for more recent performance information.
Net Assets	$ 58,795,027
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 153,224
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$58,795,027
Number of Holdings	43
Net Advisory Fee	$153,224
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
General Electric Co.	5.9%
Visa, Inc.	5.8%
Intuit, Inc.	4.4%
Performance Food Group Co.	4.2%
Intercontinental Exchange, Inc.	3.5%
Moody’s Corp.	3.4%
S&P Global, Inc.	3.2%
CME Group, Inc.	3.1%
Aon PLC	3.1%
MSCI, Inc.	3.0%

Top Sectors*	(% of net assets)
Financials	30.1%
Information Technology	20.2%
Industrials	19.1%
Health Care	15.6%
Consumer Staples	7.4%
Materials	4.3%
Consumer Discretionary	2.0%
Utilities	1.1%
Cash & Other	0.2%
[4]
Material Fund Change [Text Block]	Fund Name Change: On June 27, 2025, Tema Monopolies and Oligopolies ETF was renamed to Tema Durable Quality ETF.
Updated Prospectus Web Address	https://temaetfs.com/toll
Tema Electrification ETF
Shareholder Report [Line Items]
Fund Name	Tema Electrification ETF
Class Name	Tema Electrification ETF
Trading Symbol	VOLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Electrification ETF for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/volt. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/volt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Electrification ETF	$42	0.75%
[5]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/volt for more recent performance information.
Net Assets	$ 121,767,041
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 311,343
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$121,767,041
Number of Holdings	30
Net Advisory Fee	$311,343
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
NextEra Energy, Inc.	5.8%
Bel Fuse, Inc.	5.6%
Powell Industries, Inc.	5.3%
Quanta Services, Inc.	4.9%
Itron, Inc.	4.9%
Hubbell, Inc.	4.3%
OGE Energy Corp.	4.1%
ABB Ltd.	4.0%
Amphenol Corp.	4.0%
Entergy Corp.	3.9%

Top Sectors*	(% of net assets)
Industrials	41.7%
Utilities	36.9%
Information Technology	18.7%
Energy	2.0%
Cash & Other	0.7%
[6]
Updated Prospectus Web Address	https://temaetfs.com/volt
Tema Heart & Health ETF
Shareholder Report [Line Items]
Fund Name	Tema Heart & Health ETF
Class Name	Tema Heart & Health ETF
Trading Symbol	HRTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Heart & Health ETF for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/hrts. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/hrts
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Heart & Health ETF	$37	0.75%
[7]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Material Change Date	Jun. 27, 2025
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/hrts for more recent performance information.
Net Assets	$ 51,326,583
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 200,186
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$51,326,583
Number of Holdings	45
Net Advisory Fee	$200,186
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Eli Lilly & Co.	8.0%
Abbott Laboratories	4.7%
UnitedHealth Group, Inc.	4.7%
AstraZeneca PLC	4.5%
Roche Holding AG	4.2%
Boston Scientific Corp.	3.8%
AbbVie, Inc.	3.5%
Novo Nordisk AS	3.5%
Gilead Sciences, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.3%

Top Sectors*	(% of net assets)
Health Care	99.2%
Cash & Other	0.8%
[8]
Material Fund Change [Text Block]	Fund Name Change: On June 27, 2025, Tema GLP-1, Obesity & Cardiometabolic ETF was renamed Tema Heart & Health ETF.
Updated Prospectus Web Address	https://temaetfs.com/hrts
Tema Oncology ETF
Shareholder Report [Line Items]
Fund Name	Tema Oncology ETF
Class Name	Tema Oncology ETF
Trading Symbol	CANC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Oncology ETF for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/canc. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/canc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Oncology ETF	$39	0.75%
[9]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/canc for more recent performance information.
Net Assets	$ 72,544,515
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 254,113
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$72,544,515
Number of Holdings	52
Net Advisory Fee	$254,113
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Bridgebio Pharma, Inc.	5.5%
Revolution Medicines, Inc.	5.5%
Roche Holding AG	4.9%
Novartis AG	4.6%
Merus NV	4.4%
AstraZeneca PLC	4.4%
Genmab AS	4.2%
Eli Lilly & Co.	4.0%
Nuvalent, Inc.	3.2%
BeOne Medicines Ltd.	3.1%

Top Sectors*	(% of net assets)
Health Care	99.7%
Cash & Other	0.3%
[10]
Updated Prospectus Web Address	https://temaetfs.com/canc
Tema S&P 500® Historical Weight ETF Strategy
Shareholder Report [Line Items]
Fund Name	Tema S&P 500® Historical Weight ETF Strategy
Class Name	Tema S&P 500® Historical Weight ETF Strategy
Trading Symbol	DSPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema S&P 500® Historical Weight ETF Strategy for the period of April 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/dspy. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/dspy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Tema S&P 500® Historical Weight ETF Strategy	$8	0.18%
[11],[12]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.18%	[12]
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/dspy for more recent performance information.
Net Assets	$ 625,106,267
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 24,796
Investment Company Portfolio Turnover	0.00%	[13]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$625,106,267
Number of Holdings	509
Net Advisory Fee	$24,796
Portfolio Turnover	0%*
[13]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
NVIDIA Corp.	6.9%
Microsoft Corp.	6.0%
Alphabet, Inc.	3.3%
Meta Platforms, Inc.	3.1%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	1.6%
Tesla, Inc.	1.5%
Berkshire Hathaway, Inc.	1.4%

Top Sectors*	(% of net assets)
Information Technology	29.9%
Financials	15.2%
Consumer Discretionary	10.2%
Communication Services	10.0%
Health Care	9.9%
Industrials	9.9%
Consumer Staples	5.6%
Energy	3.1%
Utilities	2.1%
Cash & Other	4.1%
[14]
Updated Prospectus Web Address	https://temaetfs.com/dspy

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Annualized

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
**	Annualized

[12]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2025. Expenses would be higher if the Fund had been in operations for the full 6 month reporting period.

[13]
*	Represents less than 0.05%.

[14]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.